Interest expense and other financial costs (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest expense and other financial costs [Abstract]
Interest on financial debt	$ 38,558	$ 69,796	$ 80,580
Interest expense on leasing arrangements	33,535	70,225	0
Other financial expenses	2,066	5,303	2,146
Amortization of transaction cost associated with financial debt	1,495	1,551	2,164
Interest expense and other financial costs	$ 75,654	$ 146,875	$ 84,890